HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
OMNIFLEX                                                                                        Hartford            Hartford
STATEMENTS OF ASSETS AND LIABILITIES                                         Hartford           Capital              Money
DECEMBER 31, 1998                                                              Bond           Appreciation           Market
                                                                               Fund               Fund                Fund
                                                                             Division           Division            Division
                                                                             --------           --------            --------
ASSETS:
     Investments:
       Hartford Bond HLS Fund, Inc. - Class IA
             Shares               10,827
             Cost                $11,329
             Market Value............................................           $ 11,700                   -                  -
       Hartford Capital Appreciation HLS Fund, Inc.- Class IA
             Shares                2,972
             Cost                $13,082
             Market Value............................................                  -            $ 14,145                  -
       Hartford  Money Market HLS Fund, Inc. - Class IA
             Shares               10,877
             Cost                $10,877
             Market Value............................................                  -                   -           $ 10,877
     Investments in Neuberger & Berman Advisers Management Trust:
       Partners Portfolio
             Shares                  675
             Cost                $11,893
             Market Value............................................                  -                   -                  -
       Balanced Portfolio
             Shares                  766
             Cost                $12,628
             Market Value............................................                  -                   -                  -
       Limited Maturity Bond Portfolio
             Shares                  835
             Cost                $11,763
             Market Value............................................                  -                   -                  -
     Investments in the Variable Insurance Products Fund:
       VIP Equity-Income Portfolio
             Shares                  525
             Cost                $12,042
             Market Value............................................                  -                   -                  -
       VIP High Income Portfolio
             Shares                  932
             Cost                $11,179
             Market Value............................................                  -                   -                  -
       VIP II Asset Manager Portfolio
             Shares                  725
             Cost                $11,328
             Market Value............................................                  -                   -                  -

         Receivable from Hartford Life Insurance Company.............                  -                   4                  -
                                                                             -----------         -----------        -----------
         Total Assets................................................             11,700              14,149             10,877
                                                                             -----------         -----------        -----------
LIABILITIES:
         Payable to Hartford Life Insurance Company..................                  4                   -                  -
                                                                             -----------         -----------        -----------
         Total Liabilities...........................................                  4                   -                  -
                                                                             -----------         -----------        -----------

       Net Assets (Variable annuity contract liabilities)............           $ 11,696            $ 14,149           $ 10,877
                                                                             -----------         -----------        -----------
                                                                             -----------         -----------        -----------

VARIABLE ANNUITY POLICIES:
         Units owned by participants.................................              1,000               1,053              1,000
         Unit price..................................................        $11.6966571         $13.4424818        $10.8769243


HARTFORD LIFE INSURANCE COMPANY                                                                                       Neuberger
ICMG SECULAR TRUST SEPARATE ACCOUNT                                             Neuberger          Neuberger           & Berman
OMNIFLEX                                                                        & Berman            & Berman             AMT
STATEMENTS OF ASSETS AND LIABILITIES                                               AMT                AMT              Limited
DECEMBER 31, 1998                                                               Partners            Balanced        Maturity Bond
                                                                                Portfolio          Portfolio          Portfolio
                                                                                Division            Division           Division
                                                                                --------            --------           --------
ASSETS:
     Investments:
       Hartford Bond HLS Fund, Inc. - Class IA
             Shares               10,827
             Cost                $11,329
             Market Value............................................                  -                   -                  -
       Hartford Capital Appreciation HLS Fund, Inc.- Class IA
             Shares                2,972
             Cost                $13,082
             Market Value............................................                  -                   -                  -
       Hartford  Money Market HLS Fund, Inc. - Class IA
             Shares               10,877
             Cost                $10,877
             Market Value............................................                  -                   -                  -
     Investments in Neuberger & Berman Advisers Management Trust:
       Partners Portfolio
             Shares                  675
             Cost                $11,893
             Market Value............................................           $ 12,782                   -                  -
       Balanced Portfolio
             Shares                  766
             Cost                $12,628
             Market Value............................................                  -            $ 12,515                  -
       Limited Maturity Bond Portfolio
             Shares                  835
             Cost                $11,763
             Market Value............................................                  -                   -           $ 11,542
     Investments in the Variable Insurance Products Fund:
       VIP Equity-Income Portfolio
             Shares                  525
             Cost                $12,042
             Market Value............................................                  -                   -                  -
       VIP High Income Portfolio
             Shares                  932
             Cost                $11,179
             Market Value............................................                  -                   -                  -
       VIP II Asset Manager Portfolio
             Shares                  725
             Cost                $11,328
             Market Value............................................                  -                   -                  -

         Receivable from Hartford Life Insurance Company.............                  2                   -                  -
                                                                             -----------         -----------        -----------
         Total Assets................................................             12,784              12,515             11,542
                                                                             -----------         -----------        -----------
LIABILITIES:
         Payable to Hartford Life Insurance Company..................                  -                  14                  3
                                                                             -----------         -----------        -----------
         Total Liabilities...........................................                  -                  14                  3
                                                                             -----------         -----------        -----------

       Net Assets (Variable annuity contract liabilities)............           $ 12,784            $ 12,501           $ 11,539
                                                                             -----------         -----------        -----------
                                                                             -----------         -----------        -----------

VARIABLE ANNUITY POLICIES:
         Units owned by participants.................................              1,000               1,000              1,060
         Unit price..................................................        $12.7841852         $12.5010772        $10.8851810


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
OMNIFLEX                                                                        VIP              VIP              VIP II
STATEMENTS OF ASSETS AND LIABILITIES                                          Equity-            High             Asset
DECEMBER 31, 1998                                                             Income            Income           Manager
                                                                             Portfolio        Portfolio         Portfolio
                                                                             Division          Division          Division
                                                                             --------          --------          --------
ASSETS:
     Investments:
       Hartford Bond HLS Fund, Inc. - Class IA
             Shares               10,827
             Cost                $11,329
             Market Value............................................                  -                   -                  -
       Hartford Capital Appreciation HLS Fund, Inc.- Class IA
             Shares                2,972
             Cost                $13,082
             Market Value............................................                  -                   -                  -
       Hartford  Money Market HLS Fund, Inc. - Class IA
             Shares               10,877
             Cost                $10,877
             Market Value............................................                  -                   -                  -
     Investments in Neuberger & Berman Advisers Management Trust:
       Partners Portfolio
             Shares                  675
             Cost                $11,893
             Market Value............................................                  -                   -                  -
       Balanced Portfolio
             Shares                  766
             Cost                $12,628
             Market Value............................................                  -                   -                  -
       Limited Maturity Bond Portfolio
             Shares                  835
             Cost                $11,763
             Market Value............................................                  -                   -                  -
     Investments in the Variable Insurance Products Fund:
       VIP Equity-Income Portfolio
             Shares                  525
             Cost                $12,042
             Market Value............................................           $ 13,337                   -                  -
       VIP High Income Portfolio
             Shares                  932
             Cost                $11,179
             Market Value............................................                  -            $ 10,742                  -
       VIP II Asset Manager Portfolio
             Shares                  725
             Cost                $11,328
             Market Value............................................                  -                   -           $ 13,157

         Receivable from Hartford Life Insurance Company.............                  -                   -                  -
                                                                             -----------         -----------        -----------
         Total Assets................................................             13,337              10,742             13,157
                                                                             -----------         -----------        -----------

LIABILITIES:
         Payable to Hartford Life Insurance Company..................                 15                   -                  -
                                                                             -----------         -----------        -----------
         Total Liabilities...........................................                 15                   -                  -
                                                                             -----------         -----------        -----------

       Net Assets (Variable annuity contract liabilities)............           $ 13,322            $ 10,742           $ 13,157
                                                                             -----------         -----------        -----------
                                                                             -----------         -----------        -----------

VARIABLE ANNUITY POLICIES:
         Units owned by participants.................................              1,000               1,000              1,000
         Unit price..................................................        $13.3224107         $10.7416721        $13.1568844

The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT                                          Alger
OMNIFLEX                                                                    American            Alger
STATEMENTS OF ASSETS AND LIABILITIES - ( CONTINUED )                         Small             American        J.P. Morgan
DECEMBER 31, 1998                                                        Capitalization         Growth             Bond
                                                                           Portfolio          Portfolio         Portfolio
                                                                            Division           Division          Division
                                                                            --------           --------          --------
ASSETS:
     Investments in the Alger American Fund:
       American Small Capitalization Portfolio
             Shares                 297
             Cost               $11,853
             Market Value............................................           $ 13,077                   -                  -
           American Growth Portfolio
             Shares                 327
             Cost               $12,172
             Market Value............................................                  -            $ 17,427                  -
     Investments in the J.P. Morgan Series Trust II:
       Bond Portfolio
             Shares                 915
             Cost               $10,412
             Market Value............................................                  -                   -           $ 10,683
       Equity Portfolio
             Shares                 785
             Cost               $11,190
             Market Value............................................                  -                   -                  -
       Small Company Portfolio
             Shares                 830
             Cost               $10,370
             Market Value............................................                  -                   -                  -
       International Opportunities Portfolio
             Shares                 990
             Cost               $10,531
             Market Value............................................                  -                   -                  -
     Investments in the Morgan Stanley Universal Funds, Inc.:
       Emerging Markets Equity Portfolio
             Shares               1,141
             Cost               $10,083
             Market Value............................................                  -                   -                  -
       Equity Growth Portfolio
             Shares                 783
             Cost               $10,026
             Market Value............................................                  -                   -                  -
       Fixed Income Portfolio
             Shares                 997
             Cost               $10,456
             Market Value............................................                  -                   -                  -
       Global Equity Portfolio
             Shares                 856
             Cost               $10,104
             Market Value............................................                  -                   -                  -
       High Yield Portfolio
             Shares                 995
             Cost               $10,645
             Market Value............................................                  -                   -                  -
       Value Portfolio
             Shares                 904
             Cost               $10,316
             Market Value............................................                  -                   -                  -


         Receivable from Hartford Life Insurance Company.............                  -                   -                  -
                                                                             -----------         -----------        -----------
         Total Assets................................................             13,077              17,427             10,683
                                                                             -----------         -----------        -----------

LIABILITIES:
         Payable to Hartford Life Insurance Company..................                 14                  19                 11
                                                                             -----------         -----------        -----------
         Total Liabilities...........................................                 14                  19                 11
                                                                             -----------         -----------        -----------

       Net Assets (Variable annuity contract liabilities)............           $ 13,063            $ 17,408           $ 10,672
                                                                             -----------         -----------        -----------
                                                                             -----------         -----------        -----------
VARIABLE ANNUITY POLICIES:
         Units owned by participants.................................              1,000               1,000              1,000
         Unit price..................................................        $13.0627351         $17.4076837        $10.6720127


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
OMNIFLEX                                                                                                         J.P. Morgan
STATEMENTS OF ASSETS AND LIABILITIES - ( CONTINUED )                       J.P. Morgan       J.P. Morgan        International
DECEMBER 31, 1998                                                            Equity         Small Company       Opportunities
                                                                            Portfolio         Portfolio           Portfolio
                                                                            Division           Division            Division
                                                                            --------           --------            --------
ASSETS:
     Investments in the Alger American Fund:
       American Small Capitalization Portfolio
             Shares                 297
             Cost               $11,853
             Market Value............................................                  -                   -                  -
           American Growth Portfolio
             Shares                 327
             Cost               $12,172
             Market Value............................................                  -                   -                  -
     Investments in the J.P. Morgan Series Trust II:
       Bond Portfolio
             Shares                 915
             Cost               $10,412
             Market Value............................................                  -                   -                  -
       Equity Portfolio
             Shares                 785
             Cost               $11,190
             Market Value............................................           $ 12,436                   -                  -
       Small Company Portfolio
             Shares                 830
             Cost               $10,370
             Market Value............................................                  -             $ 9,848                  -
       International Opportunities Portfolio
             Shares                 990
             Cost               $10,531
             Market Value............................................                  -                   -           $ 10,414
     Investments in the Morgan Stanley Universal Funds, Inc.:
       Emerging Markets Equity Portfolio
             Shares               1,141
             Cost               $10,083
             Market Value............................................                  -                   -                  -
       Equity Growth Portfolio
             Shares                 783
             Cost               $10,026
             Market Value............................................                  -                   -                  -
       Fixed Income Portfolio
             Shares                 997
             Cost               $10,456
             Market Value............................................                  -                   -                  -
       Global Equity Portfolio
             Shares                 856
             Cost               $10,104
             Market Value............................................                  -                   -                  -
       High Yield Portfolio
             Shares                 995
             Cost               $10,645
             Market Value............................................                  -                   -                  -
       Value Portfolio
             Shares                 904
             Cost               $10,316
             Market Value............................................                  -                   -                  -


         Receivable from Hartford Life Insurance Company.............                  -                   -                  -
                                                                             -----------         -----------        -----------
         Total Assets................................................             12,436               9,848             10,414
                                                                             -----------         -----------        -----------

LIABILITIES:
         Payable to Hartford Life Insurance Company..................                 13                  10                 11
                                                                             -----------         -----------        -----------
         Total Liabilities...........................................                 13                  10                 11
                                                                             -----------         -----------        -----------

       Net Assets (Variable annuity contract liabilities)............           $ 12,423             $ 9,838           $ 10,403
                                                                             -----------         -----------        -----------
                                                                             -----------         -----------        -----------

VARIABLE ANNUITY POLICIES:
         Units owned by participants.................................              1,000               1,000              1,000
         Unit price..................................................        $12.4228997          $9.8376036        $10.4027321


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT                                      Morgan Stanley
OMNIFLEX                                                                   Emerging         Morgan Stanley      Morgan Stanley
STATEMENTS OF ASSETS AND LIABILITIES - ( CONTINUED )                        Markets             Equity               Fixed
DECEMBER 31, 1998                                                           Equity              Growth              Income
                                                                           Portfolio           Portfolio           Portfolio
                                                                           Division            Division            Division
                                                                           --------            --------            --------
ASSETS:
     Investments in the Alger American Fund:
       American Small Capitalization Portfolio
             Shares                 297
             Cost               $11,853
             Market Value............................................                  -                   -                  -
           American Growth Portfolio
             Shares                 327
             Cost               $12,172
             Market Value............................................                  -                   -                  -
     Investments in the J.P. Morgan Series Trust II:
       Bond Portfolio
             Shares                 915
             Cost               $10,412
             Market Value............................................                  -                   -                  -
       Equity Portfolio
             Shares                 785
             Cost               $11,190
             Market Value............................................                  -                   -                  -
       Small Company Portfolio
             Shares                 830
             Cost               $10,370
             Market Value............................................                  -                   -                  -
       International Opportunities Portfolio
             Shares                 990
             Cost               $10,531
             Market Value............................................                  -                   -                  -
     Investments in the Morgan Stanley Universal Funds, Inc.:
       Emerging Markets Equity Portfolio
             Shares               1,141
             Cost               $10,083
             Market Value............................................            $ 8,116                   -                  -
       Equity Growth Portfolio
             Shares                 783
             Cost               $10,026
             Market Value............................................                  -            $ 11,825                  -
       Fixed Income Portfolio
             Shares                 997
             Cost               $10,456
             Market Value............................................                  -                   -           $ 10,667
       Global Equity Portfolio
             Shares                 856
             Cost               $10,104
             Market Value............................................                  -                   -                  -
       High Yield Portfolio
             Shares                 995
             Cost               $10,645
             Market Value............................................                  -                   -                  -
       Value Portfolio
             Shares                 904
             Cost               $10,316
             Market Value............................................                  -                   -                  -


         Receivable from Hartford Life Insurance Company.............                  -                   -                  -
                                                                             -----------         -----------        -----------
         Total Assets................................................              8,116              11,825             10,667
                                                                             -----------         -----------        -----------

LIABILITIES:
         Payable to Hartford Life Insurance Company..................                 84                  12                 12
                                                                             -----------         -----------        -----------
         Total Liabilities...........................................                 84                  12                 12
                                                                             -----------         -----------        -----------

       Net Assets (Variable annuity contract liabilities)............            $ 8,032            $ 11,813           $ 10,655
                                                                             -----------         -----------        -----------
                                                                             -----------         -----------        -----------
VARIABLE ANNUITY POLICIES:
         Units owned by participants.................................              1,000               1,000              1,000
         Unit price..................................................         $8.0317132         $11.8125905        $10.6551159


HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
OMNIFLEX                                                                  Morgan Stanley         Morgan Stanley
STATEMENTS OF ASSETS AND LIABILITIES - ( CONTINUED )                          Global                  High           Morgan Stanley
DECEMBER 31, 1998                                                             Equity                  Yield              Value
                                                                            Portfolio               Portfolio          Portfolio
                                                                             Division               Division            Division
                                                                             --------               --------            --------
ASSETS:
     Investments in the Alger American Fund:
       American Small Capitalization Portfolio
             Shares                 297
             Cost               $11,853
             Market Value............................................                  -                   -                  -
           American Growth Portfolio
             Shares                 327
             Cost               $12,172
             Market Value............................................                  -                   -                  -
     Investments in the J.P. Morgan Series Trust II:
       Bond Portfolio
             Shares                 915
             Cost               $10,412
             Market Value............................................                  -                   -                  -
       Equity Portfolio
             Shares                 785
             Cost               $11,190
             Market Value............................................                  -                   -                  -
       Small Company Portfolio
             Shares                 830
             Cost               $10,370
             Market Value............................................                  -                   -                  -
       International Opportunities Portfolio
             Shares                 990
             Cost               $10,531
             Market Value............................................                  -                   -                  -
     Investments in the Morgan Stanley Universal Funds, Inc.:
       Emerging Markets Equity Portfolio
             Shares               1,141
             Cost               $10,083
             Market Value............................................                  -                   -                  -
       Equity Growth Portfolio
             Shares                 783
             Cost               $10,026
             Market Value............................................                  -                   -                  -
       Fixed Income Portfolio
             Shares                 997
             Cost               $10,456
             Market Value............................................                  -                   -                  -
       Global Equity Portfolio
             Shares                 856
             Cost               $10,104
             Market Value............................................           $ 11,245                   -                  -
       High Yield Portfolio
             Shares                 995
             Cost               $10,645
             Market Value............................................                  -            $ 10,303                  -
       Value Portfolio
             Shares                 904
             Cost               $10,316
             Market Value............................................                  -                   -           $ 10,046


         Receivable from Hartford Life Insurance Company.............                  -                   -                  -
                                                                             -----------         -----------        -----------
         Total Assets................................................             11,245              10,303             10,046
                                                                             -----------         -----------        -----------

LIABILITIES:
         Payable to Hartford Life Insurance Company..................                 12                  11                 10
                                                                             -----------         -----------        -----------
         Total Liabilities...........................................                 12                  11                 10
                                                                             -----------         -----------        -----------

       Net Assets (Variable annuity contract liabilities)............           $ 11,233            $ 10,292           $ 10,036
                                                                             -----------         -----------        -----------
                                                                             -----------         -----------        -----------

VARIABLE ANNUITY POLICIES:
         Units owned by participants.................................              1,000               1,000              1,000
         Unit price..................................................        $11.2327995         $10.2922699        $10.0360092

The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
OMNIFLEX                                                                              Hartford        Hartford
STATEMENTS OF OPERATIONS                                              Hartford        Capital           Money
FOR THE YEAR ENDED DECEMBER 31, 1998                                    Bond        Appreciation       Market
                                                                        Fund            Fund            Fund
                                                                      Division        Division        Division
                                                                      --------        --------        --------
INVESTMENT INCOME:
  Dividends ........................................................   $    563     $         847      $    550

EXPENSES:
  Mortality and expense risk undertakings ..........................        (74)              (81)          (69)

                                                                      ----------   ---------------    ----------
    Net investment income (loss) ...................................        489               766           481
                                                                      ----------   ---------------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions ..............          8                12             -
  Net unrealized appreciation (depreciation) of
      investments during the period ................................        319             1,007             -
                                                                      ----------   ---------------    ----------
    Net gain (loss) on investments .................................        327             1,019             -
                                                                      ----------   ---------------    ----------

    Net increase (decrease) in net assets resulting from operations.   $    816     $       1,785      $    481
                                                                      ----------   ---------------    ----------
                                                                      ----------   ---------------    ----------


                                                                                                           Neuberger
                                                                        Neuberger       Neuberger          & Berman
                                                                         & Berman        & Berman             AMT
                                                                           AMT             AMT              Limited
                                                                         Partners        Balanced        Maturity Bond
                                                                        Portfolio       Portfolio          Portfolio
                                                                         Division        Division          Division
INVESTMENT INCOME:
  Dividends ........................................................    $     1,567     $     2,135      $          665

EXPENSES:
  Mortality and expense risk undertakings ..........................            (82)            (76)                (72)

                                                                       -------------   -------------    ----------------
    Net investment income (loss) ...................................          1,485           2,059                 593
                                                                       -------------   -------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions ..............              3             (21)                 (4)
  Net unrealized appreciation (depreciation) of
      investments during the period ................................         (1,057)           (758)               (191)
                                                                       -------------   -------------    ----------------
    Net gain (loss) on investments .................................         (1,054)           (779)               (195)
                                                                       -------------   -------------    ----------------

    Net increase (decrease) in net assets resulting from operations.    $       431     $     1,280      $          398
                                                                       -------------   -------------    ----------------
                                                                       -------------   -------------    ----------------


                                                                         VIP           VIP          VIP II
                                                                       Equity-        High          Asset
                                                                        Income       Income        Manager
                                                                      Portfolio     Portfolio     Portfolio
                                                                       Division     Division      Division
                                                                       --------     --------      --------
INVESTMENT INCOME:
  Dividends ........................................................   $     771     $  1,314      $  1,465

EXPENSES:
  Mortality and expense risk undertakings ..........................         (83)         (74)          (80)

                                                                      -----------   ----------    ----------
    Net investment income (loss) ...................................         688        1,240         1,385
                                                                      -----------   ----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions ..............       1,633          (13)           11
  Net unrealized appreciation (depreciation) of
      investments during the period ................................        (784)      (1,801)          254
                                                                      -----------   ----------    ----------
    Net gain (loss) on investments .................................         849       (1,814)          265
                                                                      -----------   ----------    ----------

    Net increase (decrease) in net assets resulting from operations.   $   1,537     $   (574)     $  1,650
                                                                      -----------   ----------    ----------
                                                                      -----------   ----------    ----------

The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT                                                   Alger
OMNIFLEX                                                                             American            Alger
STATEMENTS OF OPERATIONS - ( CONTINUED )                                              Small            American        J.P. Morgan
FOR THE YEAR ENDED DECEMBER 31, 1998                                              Capitalization        Growth            Bond
                                                                                    Portfolio          Portfolio        Portfolio
                                                                                     Division          Division         Division*
                                                                                     --------          --------         ---------
INVESTMENT INCOME:
  Dividends ..................................................................     $       1,584      $      2,212     $        459

EXPENSES:
  Mortality and expense risk undertakings ....................................               (77)              (92)             (61)

                                                                                  ---------------    --------------   --------------
    Net investment income (loss) .............................................             1,507             2,120              398
                                                                                  ---------------    --------------   --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions ........................                (3)               20                3
  Net unrealized appreciation (depreciation) of
      investments during the period ..........................................               171             3,455              271
                                                                                  ---------------    --------------   --------------
    Net gain (loss) on investments ...........................................               168             3,475              274
                                                                                  ---------------    --------------   --------------

    Net increase (decrease) in net assets resulting from operations ..........     $       1,675      $      5,595     $        672
                                                                                  ---------------    --------------   --------------
                                                                                  ---------------    --------------   --------------


                                                                                     J.P. Morgan         J.P. Morgan
                                                                                       Equity           Small Company
                                                                                      Portfolio           Portfolio
                                                                                      Division*           Division*
                                                                                      ---------           ---------
INVESTMENT INCOME:
  Dividends ..................................................................       $      1,238      $            418

EXPENSES:
  Mortality and expense risk undertakings ....................................                (66)                  (60)

                                                                                    --------------    ------------------
    Net investment income (loss) .............................................              1,172                   358
                                                                                    --------------    ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions ........................                  5                    (6)
  Net unrealized appreciation (depreciation) of
      investments during the period ..........................................              1,246                  (522)
                                                                                    --------------    ------------------
    Net gain (loss) on investments ...........................................              1,251                  (528)
                                                                                    --------------    ------------------

    Net increase (decrease) in net assets resulting from operations ..........       $      2,423      $           (170)
                                                                                    --------------    ------------------
                                                                                    --------------    ------------------


                                                                                                      Morgan Stanley
                                                                                      J.P. Morgan       Emerging
                                                                                      International      Markets
                                                                                      Opportunities      Equity
                                                                                       Portfolio        Portfolio
                                                                                       Division*        Division*
                                                                                       ---------        ---------
INVESTMENT INCOME:
  Dividends ..................................................................         $       581     $         46

EXPENSES:
  Mortality and expense risk undertakings ....................................                 (61)             (53)

                                                                                      -------------   --------------
    Net investment income (loss) .............................................                 520               (7)
                                                                                      -------------   --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions ........................                  (3)               -
  Net unrealized appreciation (depreciation) of
      investments during the period ..........................................                (117)          (1,967)
                                                                                      -------------   --------------
    Net gain (loss) on investments ...........................................                (120)          (1,967)
                                                                                      -------------   --------------

    Net increase (decrease) in net assets resulting from operations ..........         $       400     $     (1,974)
                                                                                      -------------   --------------
                                                                                      -------------   --------------


                                                                                      Morgan Stanley       Morgan Stanley
                                                                                          Equity                Fixed
                                                                                          Growth               Income
                                                                                        Portfolio             Portfolio
                                                                                        Division*             Division*
                                                                                        ---------             ---------
INVESTMENT INCOME:
  Dividends ..................................................................       $              74     $            504

EXPENSES:
  Mortality and expense risk undertakings ....................................                     (64)                 (60)

                                                                                    -------------------   ------------------
    Net investment income (loss) .............................................                      10                  444
                                                                                    -------------------   ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions ........................                       2                    2
  Net unrealized appreciation (depreciation) of
      investments during the period ..........................................                   1,799                  210
                                                                                    -------------------   ------------------
    Net gain (loss) on investments ...........................................                   1,801                  212
                                                                                    -------------------   ------------------

    Net increase (decrease) in net assets resulting from operations ..........       $           1,811     $            656
                                                                                    -------------------   ------------------
                                                                                    -------------------   ------------------


                                                                                    Morgan Stanley       Morgan Stanley
                                                                                        Global              High
                                                                                        Equity              Yield
                                                                                       Portfolio          Portfolio
                                                                                       Division*          Division*
                                                                                       ---------          ---------
INVESTMENT INCOME:
  Dividends ..................................................................     $              152     $      693

EXPENSES:
  Mortality and expense risk undertakings ....................................                    (63)           (59)

                                                                                  --------------------   ------------
    Net investment income (loss) .............................................                     89            634
                                                                                  --------------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions ........................                      3             (1)
  Net unrealized appreciation (depreciation) of
      investments during the period ..........................................                  1,141           (341)
                                                                                  --------------------   ------------
    Net gain (loss) on investments ...........................................                  1,144           (342)
                                                                                  --------------------   ------------

    Net increase (decrease) in net assets resulting from operations ..........     $            1,233     $      292
                                                                                  --------------------   ------------
                                                                                  --------------------   ------------


                                                                                    Morgan Stanley
                                                                                        Value
                                                                                      Portfolio
                                                                                      Division*
                                                                                      ---------
INVESTMENT INCOME:
  Dividends ..................................................................    $               364

EXPENSES:
  Mortality and expense risk undertakings ....................................                    (61)

                                                                                 ---------------------
    Net investment income (loss) .............................................                    303
                                                                                 ---------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions ........................                     (1)
  Net unrealized appreciation (depreciation) of
      investments during the period ..........................................                   (270)
                                                                                 ---------------------
    Net gain (loss) on investments ...........................................                   (271)
                                                                                 ---------------------

    Net increase (decrease) in net assets resulting from operations ..........    $                32
                                                                                 ---------------------
                                                                                 ---------------------

* From inception, January 27, 1998, to December 31,  1998.

The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
OMNIFLEX                                                                                                              Neuberger
STATEMENTS OF CHANGES IN NET ASSETS                                                         Hartford     Hartford      & Berman
FOR THE YEAR ENDED DECEMBER 31, 1998                                           Hartford      Capital       Money         AMT
                                                                                 Bond       Appreciation  Market       Partners
                                                                                 Fund         Fund         Fund       Portfolio
                                                                               Division     Division     Division      Division
                                                                               --------     --------     --------      --------
OPERATIONS:

  Net investment income (loss)........................................         $     489     $    766     $    481     $   1,485
  Net realized gain (loss) on investment transactions.................                 8           12            -             3
  Net unrealized appreciation (depreciation) of
      investments during the period...................................               319        1,007            -        (1,057)

                                                                              -----------   ----------   ----------   -----------
    Net increase ( decrease ) in net assets resulting from operations.               816        1,785          481           431
                                                                              -----------   ----------   ----------   -----------

UNIT TRANSACTIONS:
    Premiums..........................................................                 -          648            -             -
    Other activity....................................................                (6)          (1)          (2)            5

                                                                              -----------   ----------   ----------   -----------
    Net increase (decrease) in net assets resulting from unit transactions            (6)         647           (2)            5
                                                                              -----------   ----------   ----------   -----------

    Total increase (decrease) in net assets...........................               810        2,432          479           436

NET ASSETS:
    Beginning of period...............................................            10,886  **   11,717  **   10,398  **    12,348  **
                                                                              -----------   ----------   ----------   -----------
    End of period.....................................................         $  11,696     $ 14,149     $ 10,877     $  12,784
                                                                              -----------   ----------   ----------   -----------
                                                                              -----------   ----------   ----------   -----------


                                                                                             Neuberger
                                                                              Neuberger      & Berman
                                                                               & Berman         AMT           VIP
                                                                                 AMT          Limited       Equity-
                                                                               Balanced     Maturity Bond   Income
                                                                              Portfolio      Portfolio     Portfolio
                                                                               Division      Division      Division
                                                                               --------      --------      --------
OPERATIONS:

  Net investment income (loss)........................................         $   2,059     $      593     $    688
  Net realized gain (loss) on investment transactions.................               (21)            (4)       1,633
  Net unrealized appreciation (depreciation) of
      investments during the period...................................              (758)          (191)        (784)

                                                                              -----------   ------------   ----------
    Net increase ( decrease ) in net assets resulting from operations.             1,280            398        1,537
                                                                              -----------   ------------   ----------

UNIT TRANSACTIONS:
    Premiums..........................................................                 -            648            -
    Other activity....................................................                 4             (2)        (228)

                                                                              -----------   ------------   ----------
    Net increase (decrease) in net assets resulting from unit transactions             4            646         (228)
                                                                              -----------   ------------   ----------

    Total increase (decrease) in net assets...........................             1,284          1,044        1,309

NET ASSETS:
    Beginning of period...............................................            11,217  **     10,495  **   12,013  **
                                                                              -----------   ------------   ----------
    End of period.....................................................         $  12,501     $   11,539     $ 13,322
                                                                              -----------   ------------   ----------
                                                                              -----------   ------------   ----------


                                                                                 VIP        VIP II
                                                                                High         Asset
                                                                               Income       Manager
                                                                              Portfolio    Portfolio
                                                                              Division     Division
                                                                              --------     --------
OPERATIONS:

  Net investment income (loss)........................................         $  1,240     $  1,385
  Net realized gain (loss) on investment transactions.................              (13)          11
  Net unrealized appreciation (depreciation) of
      investments during the period...................................           (1,801)         254

                                                                              ----------   ----------
    Net increase ( decrease ) in net assets resulting from operations.             (574)       1,650
                                                                              ----------   ----------

UNIT TRANSACTIONS:
    Premiums..........................................................                -            -
    Other activity....................................................               15           (3)

                                                                              ----------   ----------
    Net increase (decrease) in net assets resulting from unit transactions           15           (3)
                                                                              ----------   ----------

    Total increase (decrease) in net assets...........................             (559)       1,647

NET ASSETS:
    Beginning of period...............................................           11,301  **   11,510  **
                                                                              ----------   ----------
    End of period.....................................................         $ 10,742     $ 13,157
                                                                              ----------   ----------
                                                                              ----------   ----------

** The balance at December 31,1997 represents seed money deposited by Hartford Life Insurance Company.

The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY
ICMG SECULAR TRUST SEPARATE ACCOUNT
OMNIFLEX                                                                                  Alger
STATEMENTS OF CHANGES IN NET ASSETS - ( CONTINUED )                                     American         Alger
FOR THE YEAR ENDED DECEMBER 31, 1998                                                      Small         American      J.P. Morgan
                                                                                      Capitalization     Growth          Bond
                                                                                        Portfolio      Portfolio       Portfolio
                                                                                        Division        Division       Division*
                                                                                        --------        --------       ---------
OPERATIONS:

  Net investment income (loss)............................................             $      1,507     $   2,120       $    398
  Net realized gain (loss) on investment transactions.....................                       (3)           20              3
  Net unrealized appreciation (depreciation) of
      investments during the period.......................................                      171         3,455            271

                                                                                      --------------   -----------     ----------
    Net increase ( decrease ) in net assets resulting from operations.....                    1,675         5,595            672
                                                                                      --------------   -----------     ----------

UNIT TRANSACTIONS:
    Premiums..............................................................                        -             -         10,000
    Other activity........................................................                        7           (20)             -

                                                                                      --------------   -----------     ----------
    Net increase (decrease) in net assets resulting from unit transactions                        7           (20)        10,000
                                                                                      --------------   -----------     ----------

    Total increase (decrease) in net assets...............................                    1,682         5,575         10,672

NET ASSETS:
    Beginning of period...................................................        **         11,381  **    11,833  **          -
                                                                                      --------------   -----------     ----------
    End of period.........................................................             $     13,063     $  17,408       $ 10,672
                                                                                      --------------   -----------     ----------
                                                                                      --------------   -----------     ----------


                                                                                                                  J.P. Morgan
                                                                                 J.P. Morgan     J.P. Morgan     International
                                                                                   Equity       Small Company    Opportunities
                                                                                  Portfolio       Portfolio        Portfolio
                                                                                  Division*       Division*        Division*
                                                                                  ---------       ---------        ---------
OPERATIONS:

  Net investment income (loss)............................................        $    1,172       $     358        $     520
  Net realized gain (loss) on investment transactions.....................                 5              (6)              (3)
  Net unrealized appreciation (depreciation) of
      investments during the period.......................................             1,246            (522)            (117)

                                                                                 ------------     -----------      -----------
    Net increase ( decrease ) in net assets resulting from operations.....             2,423            (170)             400
                                                                                 ------------     -----------      -----------

UNIT TRANSACTIONS:
    Premiums..............................................................            10,000          10,000           10,000
    Other activity........................................................                 -               8                3

                                                                                 ------------     -----------      -----------
    Net increase (decrease) in net assets resulting from unit transactions            10,000          10,008           10,003
                                                                                 ------------     -----------      -----------

    Total increase (decrease) in net assets...............................            12,423           9,838           10,403

NET ASSETS:
    Beginning of period...................................................                 -               -                -
                                                                                 ------------     -----------      -----------
    End of period.........................................................        $   12,423       $   9,838        $  10,403
                                                                                 ------------     -----------      -----------
                                                                                 ------------     -----------      -----------


                                                                                  Morgan Stanley
                                                                                     Emerging       Morgan Stanley    Morgan Stanley
                                                                                      Markets           Equity             Fixed
                                                                                      Equity            Growth            Income
                                                                                     Portfolio         Portfolio         Portfolio
                                                                                     Division*         Division*         Division*
                                                                                     ---------         ---------         ---------
OPERATIONS:

  Net investment income (loss)............................................            $    (7)          $      10         $     444
  Net realized gain (loss) on investment transactions.....................                  -                   2                 2
  Net unrealized appreciation (depreciation) of
      investments during the period.......................................             (1,967)              1,799               210

                                                                                     ---------         -----------       -----------
    Net increase ( decrease ) in net assets resulting from operations.....             (1,974)              1,811               656
                                                                                     ---------         -----------       -----------

UNIT TRANSACTIONS:
    Premiums..............................................................             10,000              10,000            10,000
    Other activity........................................................                  6                   2                (1)

                                                                                     ---------         -----------       -----------
    Net increase (decrease) in net assets resulting from unit transactions             10,006              10,002             9,999
                                                                                     ---------         -----------       -----------

    Total increase (decrease) in net assets...............................              8,032              11,813            10,655

NET ASSETS:
    Beginning of period...................................................                  -                   -                 -
                                                                                     ---------         -----------       -----------
    End of period.........................................................            $ 8,032           $  11,813         $  10,655
                                                                                     ---------         -----------       -----------
                                                                                     ---------         -----------       -----------


                                                                               Morgan Stanley    Morgan Stanley
                                                                                   Global             High          Morgan Stanley
                                                                                   Equity             Yield             Value
                                                                                  Portfolio         Portfolio         Portfolio
                                                                                  Division*         Division*         Division*
                                                                                  ---------         ---------         ---------
OPERATIONS:

  Net investment income (loss)............................................         $      89         $    634        $         303
  Net realized gain (loss) on investment transactions.....................                 3               (1)                  (1)
  Net unrealized appreciation (depreciation) of
      investments during the period.......................................             1,141             (341)                (270)

                                                                                  -----------       ----------      ---------------
    Net increase ( decrease ) in net assets resulting from operations.....             1,233              292                   32
                                                                                  -----------       ----------      ---------------

UNIT TRANSACTIONS:
    Premiums..............................................................            10,000           10,000               10,000
    Other activity........................................................                 -                -                    4

                                                                                  -----------       ----------      ---------------
    Net increase (decrease) in net assets resulting from unit transactions            10,000           10,000               10,004
                                                                                  -----------       ----------      ---------------

    Total increase (decrease) in net assets...............................            11,233           10,292               10,036

NET ASSETS:
    Beginning of period...................................................                 -                -                    -
                                                                                  -----------       ----------      ---------------
    End of period.........................................................         $  11,233         $ 10,292        $      10,036
                                                                                  -----------       ----------      ---------------
                                                                                  -----------       ----------      ---------------

* From inception, January 27, 1998, to December 31,  1998

** The balance at December 31,1997 represents seed money deposited by Hartford Life Insurance Company.

The accompanying notes are an integral part of these financial statements.


                                     Page 1